Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 14, 2014
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2014
Prospectus Date	rr_ProspectusDate	Nov. 30, 2013
Henderson European Focus Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Change in Management Fee
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson European Focus Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced as a result of adding an additional “breakpoint” at average net assets under management in excess of $2.5 billion. That “breakpoint” was never reached in the prior fiscal year and thus the “Annual Fund Operating Expenses” and “Expense Example” disclosures in the Summary Prospectus and Prospectus have not been revised.

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

European Focus Fund
1.00% for the first $500 million;
0.90% for the next $1 billion;
0.85% for the next $1 billion; and
0.80% for the balance thereafter.

Henderson Global Technology Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Change in Management Fee
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson Global Technology Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page thirty (30) of the Prospectus and the first page of the Summary Prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(a)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	The CDSC payable upon redemption of Class B shares declines over time.

(c)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(d)	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page thirty (30) of the Prospectus and the first page of the Summary Prospectus:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

Global Technology Fund
0.90% for the first $1 billion;
0.80% for the balance thereafter.

Henderson Global Technology Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,163
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,298
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,163
Henderson Global Technology Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,351
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,191
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,351
Henderson Global Technology Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,508
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,508
Henderson Global Technology Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	623
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,379
Henderson International Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	Change in Management Fee
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson International Opportunities Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(a)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	The CDSC payable upon redemption of Class B shares declines over time.

(c)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(d)	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

International Opportunities Fund
1.00% for the first $2 billion;
0.90% for the next $1 billion;
0.80% for the next $1 billion; and
0.70% for the balance thereafter.

Henderson International Opportunities Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,328
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,226
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	715
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,226
Henderson International Opportunities Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,226
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Henderson International Opportunities Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
Henderson International Opportunities Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	955
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,078
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	555
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	955
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,078
Henderson International Opportunities Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.98%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,414
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	369
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	639
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,414

[1]	The management fee has been restated to reflect the reduction in rate, effective July 1, 2014.